GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, gain (loss)
The following table sets forth gains on derivative instruments and other financial items, net:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Mark-to-market gains/(loss) for interest rate swaps	2,631	(3,306)	8,351	—
Net interest income on undesignated interest rate swaps	11,287	10,584	241	—
Gains on derivative instruments	13,918	7,278	8,592	—

Foreign exchange loss on operations	(81)	(567)	(207)	(464)
Financing arrangement fees and other costs, net	(1,899)	(1,149)	(2,154)	1,102
Other	(1,190)	(122)	(165)	(16)
Other financial items, net	(3,170)	(1,838)	(2,526)	622

Components of other financial items, net
The following table sets forth gains on derivative instruments and other financial items, net:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Mark-to-market gains/(loss) for interest rate swaps	2,631	(3,306)	8,351	—
Net interest income on undesignated interest rate swaps	11,287	10,584	241	—
Gains on derivative instruments	13,918	7,278	8,592	—

Foreign exchange loss on operations	(81)	(567)	(207)	(464)
Financing arrangement fees and other costs, net	(1,899)	(1,149)	(2,154)	1,102
Other	(1,190)	(122)	(165)	(16)
Other financial items, net	(3,170)	(1,838)	(2,526)	622